Loan Servicing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text Block [Abstract]
Schedule of Principal Balances of Mortgage and SBA Loans Serviced for Others

The principal balances of mortgage and SBA loans serviced for others at March 31, 2018 and December 31, 2017 are as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Loans serviced for others:
Mortgage loans	$406,559	$384,437
SBA loans	$174,282	$175,919

Mortgage and SBA loans serviced for others are not reported as assets. The principal balances as of December 31 are as follows:

(dollars in thousands)	2017	2016
Loans serviced for others:
Mortgage loans	$384,437	$259,207
SBA loans	$175,919	$110,263

Schedule of Activity for Servicing Assets

Activity for servicing assets follows:

	Three Months Ended March 31, 2018		Three Months Ended March 31, 2017
(dollars in thousands)	Mortgage Loans	SBA Loans	Mortgage Loans	SBA Loans
Servicing assets:
Beginning of year	$1,540	$4,417	$1,002	$2,702
Additions	315	484	—	724
Disposals	(39)	(425)	—	—
Amortized to expense	(155)	(158)	(86)	(119)

End of period	$1,661	$4,318	$916	$3,307

Activity for servicing assets follows:

	2017		2016		2015
(dollars in thousands)	Mortgage Loans	SBA Loans	Mortgage Loans	SBA Loans	Mortgage Loans	SBA Loans
Servicing assets:
Beginning of year	$1,002	$2,702	$298	$1,807	$—	$720
Additions	1,115	2,628	912	1,353	329	1,268
Disposals	(172)	(367)	—	—	—	—
Amortized to expense	(405)	(546)	(208)	(458)	(31)	(181)

End of period	$1,540	$4,417	$1,002	$2,702	$298	$1,807